HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042	HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805	HV-6777 - Hartford 403(b) Cornerstone Innovations

Supplement dated June 27, 2016 to your Prospectus

FUND OPENING

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC. - CLASS A

On or about July 15, 2016, the Prudential Jennison Mid-Cap Growth Fund Sub-Account will reopen to investors.  All references in the Prospectus to the fund being closed are deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.